Deferred income tax - Composition of the provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Deferred income tax [Line Items]
Current	$ (69,306)	$ (15,633)	$ (20,375)
Deferred	26,312	15,592	44,046
Total income tax	(42,994)	(41)	23,671
Income Tax Expense [Member]
Disclosure of Deferred income tax [Line Items]
Current	(63,782)	(12,091)	(13,128)
Deferred	26,193	15,449	43,951
Total income tax	(37,589)	3,358	30,823
Mining Royalties and Special Mining Tax [Member]
Disclosure of Deferred income tax [Line Items]
Current	(5,524)	(3,542)	(7,247)
Deferred	119	143	95
Total income tax	$ (5,405)	$ (3,399)	$ (7,152)